Convertible Notes (Tables)	12 Months Ended
Mar. 31, 2026
Convertible Notes [Abstract]
Schedule of Embedded Derivative Liability

	March 18, 2026	March 31, 2025
Share Price:	10.06	3.87
Credit spread (basis points):	295	559
Risk free rate:	3.53%	3.66%
Volatility:	65%	42%
Dividend yield:	0.25%	0.65%

Schedule of Continuity of the Host Liability and Embedded Derivative Liability

	Host liability	Derivative liability	Total
Balance as at April 1, 2024
Issuance	$110,880	$39,120	$150,000
Allocated transaction costs	(4,935)	—	(4,935)
Interest accretion	4,708	—	4,708
Changes on fair value estimate	—	9,908	9,908
Balance as at March 31, 2025	110,653	49,028	159,681
Interest accretion	$14,093	$—	$14,093
Interest payment	(7,521)	—	(7,521)
Change on fair value estimate	—	174,900	174,900
Reclassify to equity	—	(223,928)	(223,928)
Balance as at March 31, 2026	$117,225	$—	$117,225
Presentation
Current liability	2,069	—	2,069
Non-current liability	115,156	—	115,156
Total	$117,225	$—	$117,225